Earnings Per Common Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Common Share

NOTE 13: EARNINGS PER COMMON SHARE

Earnings per share is calculated by dividing net income attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding during the periods presented. Net income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled.

For the three month periods ended June 30, 2022 and 2021, 193,503 and 384,419, respectively, are included in the calculation of diluted earnings per share. The Series I Preferred Stock are considered participating shares in earnings and are included in the calculation of basic and diluted earnings per common share.

For the six month periods ended June 30, 2022 and 2021, 201,799 and 388,027, respectively, are included in the calculation of diluted earnings per share. The Series I Preferred Stock are considered participating shares in earnings and are included in the calculation of basic and diluted earnings per common share.

	Three Month Period Ended June 30, 2022	Three Month Period Ended June 30, 2021	Six Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2021
Numerator:
Net income attributable to Navios Holdings common stockholders	$44,960	$24,936	$39,960	$25,099
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,284)	(2,561)	(2,561)
Undistributed income attributable to Series I participating preferred shares	(12,451)	—	(9,284)	—
Plus:
Income available to Navios Holdings common stockholders, basic and diluted	$31,225	$23,652	$28,115	$22,538
Denominator:
Denominator for basic earnings per share attributable to Navios Holdings common stockholders — weighted average shares	22,654,825	13,127,208	22,643,215	13,120,335
Basic earnings per share attributable to Navios Holdings common stockholders	$1.38	$1.80	$1.24	$1.72
Denominator for diluted earnings per share attributable to Navios Holdings common stockholders — weighted average shares	22,848,328	13,511,627	22,845,014	13,508,382
Diluted earnings per share attributable to Navios Holdings common stockholders	$1.37	$1.75	$1.23	1.67